Pinnacle Focused Opportunities ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Airlines - 2.8%
Southwest Airlines Co.	35,581	$1,752,720
Biotechnology - 10.8%
Cogent Biosciences, Inc. (a)	50,813	1,974,085
Krystal Biotech, Inc. (a)	5,305	1,462,270
PTC Therapeutics, Inc. (a)	19,541	1,332,501
Revolution Medicines, Inc. (a)	19,367	1,975,821
		6,744,677
Chemicals - 3.2%
Albemarle Corp.	11,141	1,990,563
Computers - 18.0%
Lumentum Holdings, Inc. (a)	5,345	3,746,364
Sandisk Corp. (a)	4,110	2,611,330
Seagate Technology Holdings PLC	5,882	2,398,915
Western Digital Corp.	9,100	2,545,270
		11,301,879
Electronics - 3.0%
Advanced Energy Industries, Inc.	5,703	1,913,756
Healthcare - Products - 5.2%
Globus Medical, Inc. - Class A (a)	16,485	1,573,658
Guardant Health, Inc. (a)	17,758	1,667,476
		3,241,134
Machinery - Construction & Mining - 4.1%
Bloom Energy Corp. - Class A (a)	16,608	2,585,367
Mining - 14.0%
Alcoa Corp.	31,902	1,980,476
Coeur Mining, Inc. (a)	91,648	2,488,243
Hecla Mining Co.	107,766	2,684,451
Newmont Corp.	12,399	1,611,870
		8,765,040
Pharmaceuticals - 2.1%
Madrigal Pharmaceuticals, Inc. (a)	3,004	1,297,728
Semiconductors - 18.0%
Lam Research Corp.	8,943	2,091,678
Micron Technology, Inc.	6,423	2,648,653
MKS, Inc.	11,200	2,737,952
SiTime Corp. (a)	5,261	2,093,247
Teradyne, Inc.	5,305	1,697,759
		11,269,289
Software - 2.2%
MongoDB, Inc. (a)	4,270	1,402,567
Telecommunications - 14.4%
AST SpaceMobile, Inc. (a)	13,880	1,099,157
Ciena Corp. (a)	9,614	3,352,402
EchoStar Corp. - Class A (a)	22,163	2,560,491
Globalstar, Inc. (a)	32,241	2,007,647
		9,019,697
Transportation - 2.2%
C.H. Robinson Worldwide, Inc.	7,291	1,350,658
TOTAL COMMON STOCKS (Cost $50,917,178)		62,635,075

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.60% (b)	41,680	41,680
TOTAL MONEY MARKET FUNDS (Cost $41,680)		41,680

TOTAL INVESTMENTS - 100.1% (Cost $50,958,858)		62,676,755
Liabilities in Excess of Other Assets - (0.1)%	(0.00051)	(32,041)
TOTAL NET ASSETS - 100.0%		$62,644,714

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Pinnacle Focused Opportunities ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$62,635,075	$—	$—	$62,635,075
Money Market Funds	41,680	—	—	41,680
Total Investments	$62,676,755	$—	$—	$62,676,755

Refer to the Schedule of Investments for further disaggregation of investment categories.